COLUMBIA MID CAP INDEX FUND

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

PORTFOLIO OF INVESTMENTS

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities

Common Stocks 98.8%

Issuer	Shares	Value ($)
Communication Services 1.7%
Diversified Telecommunication Services 0.4%
Frontier Communications Parent, Inc.(a)	227,354	4,976,779
Iridium Communications, Inc.	128,540	4,897,374

Total		9,874,153

Entertainment 0.2%
TKO Group Holdings, Inc.	61,462	4,752,856

Interactive Media & Services 0.3%
Ziff Davis, Inc.(a)	47,780	3,049,319
ZoomInfo Technologies, Inc.(a)	313,629	4,506,849

Total		7,556,168

Media 0.8%
Cable One, Inc.	4,681	2,490,666
New York Times Co. (The), Class A	168,121	7,900,006
Nexstar Media Group, Inc., Class A	34,259	4,862,380
TEGNA, Inc.	207,144	3,175,518

Total		18,428,570

Total Communication Services		40,611,747

Consumer Discretionary 15.5%
Automobile Components 1.5%
Adient PLC(a)	96,270	3,099,894
Autoliv, Inc.	78,105	8,093,240
Fox Factory Holding Corp.(a)	43,550	2,722,311
Gentex Corp.	239,949	7,296,849
Goodyear Tire & Rubber Co. (The)(a)	291,386	4,047,352
Lear Corp.	60,386	8,076,627
Visteon Corp.(a)	28,986	3,439,769

Total		36,776,042

Automobiles 0.4%
Harley-Davidson, Inc.	132,532	3,974,635
Thor Industries, Inc.	54,795	5,428,540

Total		9,403,175

Common Stocks (continued)

Issuer	Shares	Value ($)
Broadline Retail 0.4%
Macy’s, Inc.	280,133	4,442,909
Nordstrom, Inc.	99,600	1,555,752
Ollie’s Bargain Outlet Holdings, Inc.(a)	63,522	4,654,257

Total		10,652,918

Diversified Consumer Services 1.0%
Graham Holdings Co., Class B	3,788	2,375,644
Grand Canyon Education, Inc.(a)	30,653	4,190,878
H&R Block, Inc.	156,533	7,109,729
Service Corp. International	155,066	9,500,894

Total		23,177,145

Hotels, Restaurants & Leisure 3.6%
Aramark	268,333	7,516,007
Boyd Gaming Corp.	72,990	4,310,059
Choice Hotels International, Inc.	25,892	2,855,370
Churchill Downs, Inc.	70,032	8,107,605
Hilton Grand Vacations, Inc.(a)	74,657	2,557,749
Hyatt Hotels Corp., Class A	47,198	5,416,442
Light & Wonder, Inc.(a)	93,660	8,281,417
Marriott Vacations Worldwide Corp.	34,862	2,541,440
Penn Entertainment, Inc.(a)	155,251	3,812,964
Planet Fitness, Inc., Class A(a)	86,920	5,905,345
Texas Roadhouse, Inc.	68,610	7,722,742
Travel + Leisure Co.	75,986	2,708,141
Vail Resorts, Inc.	39,630	8,611,995
Wendy’s Co. (The)	174,253	3,267,244
Wingstop, Inc.	30,814	7,406,453
Wyndham Hotels & Resorts, Inc.	86,608	6,698,263

Total		87,719,236

Household Durables 1.7%
Helen of Troy Ltd.(a)	24,771	2,601,698
KB Home	79,878	4,161,644
Leggett & Platt, Inc.	136,910	3,131,132
Taylor Morrison Home Corp., Class A(a)	112,501	5,073,795
Tempur Sealy International, Inc.	176,960	7,135,027

2	Columbia Mid Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Toll Brothers, Inc.	112,393	9,653,435
TopBuild Corp.(a)	32,643	9,655,146

Total		41,411,877

Leisure Products 0.9%
Brunswick Corp.	71,782	5,661,446
Mattel, Inc.(a)	364,019	6,916,361
Polaris, Inc.	54,774	4,517,212
Topgolf Callaway Brands Corp.(a)	146,901	1,801,006
YETI Holdings, Inc.(a)	89,156	3,801,612

Total		22,697,637

Specialty Retail 3.8%
AutoNation, Inc.(a)	27,619	3,736,022
Burlington Stores, Inc.(a)	66,694	11,310,635
Dick’s Sporting Goods, Inc.	64,409	8,379,611
Five Below, Inc.(a)	57,217	10,783,116
Floor & Decor Holdings, Inc., Class A(a)	109,413	10,034,266
GameStop Corp., Class A(a)	275,663	4,010,897
Gap, Inc. (The)	219,429	4,403,940
Lithia Motors, Inc., Class A	28,331	7,564,094
Murphy U.S.A., Inc.	20,067	7,415,760
Penske Automotive Group, Inc.	20,061	2,995,107
Restoration Hardware Holdings, Inc.(a)	15,882	4,287,664
Valvoline, Inc.	142,531	4,880,261
Williams-Sonoma, Inc.	66,014	12,380,266

Total		92,181,639

Textiles, Apparel & Luxury Goods 2.2%
Capri Holdings Ltd.(a)	119,305	5,779,134
Carter’s, Inc.	38,297	2,611,473
Columbia Sportswear Co.	35,933	2,814,632
Crocs, Inc.(a)	63,364	6,691,872
Deckers Outdoor Corp.(a)	26,863	17,836,226
PVH Corp.	64,467	6,303,583
Skechers U.S.A., Inc., Class A(a)	138,117	8,136,473
Under Armour, Inc., Class A(a)	193,969	1,578,908
Under Armour, Inc., Class C(a)	205,546	1,574,482

Total		53,326,783

Total Consumer Discretionary		377,346,452

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 4.1%
Beverages 0.6%
Boston Beer Co., Inc. (The), Class A(a)	9,716	3,446,848
Celsius Holdings, Inc.(a)	151,749	7,513,093
Coca-Cola Bottling Co. Consolidated	4,817	3,538,183

Total		14,498,124

Consumer Staples Distribution & Retail 1.9%
BJ’s Wholesale Club Holdings, Inc.(a)	138,118	8,919,661
Casey’s General Stores, Inc.	38,433	10,584,448
Grocery Outlet Holding Corp.(a)	101,533	2,864,246
Performance Food Group, Inc.(a)	160,502	10,440,655
Sprouts Farmers Market, Inc.(a)	104,852	4,517,024
U.S. Foods Holding Corp.(a)	233,488	10,233,779

Total		47,559,813

Food Products 1.1%
Darling Ingredients, Inc.(a)	163,941	7,192,092
Flowers Foods, Inc.	197,666	4,113,429
Ingredion, Inc.	67,985	6,967,783
Lancaster Colony Corp.	20,934	3,472,951
Pilgrim’s Pride Corp.(a)	41,377	1,057,596
Post Holdings, Inc.(a)	52,229	4,461,923

Total		27,265,774

Personal Care Products 0.5%
BellRing Brands, Inc.(a)	135,113	7,147,477
Coty, Inc., Class A(a)	368,167	4,197,104

Total		11,344,581

Total Consumer Staples		100,668,292

Energy 5.4%
Energy Equipment & Services 1.0%
ChampionX Corp.	202,066	5,924,575
NOV, Inc.	404,763	7,617,640
Valaris Ltd.(a)	65,405	4,486,783
Weatherford International PLC(a)	74,086	6,718,859

Total		24,747,857

Columbia Mid Cap Index Fund | Third Quarter Report 2023	3

PORTFOLIO OF INVESTMENTS (continued)

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 4.4%
Antero Midstream Corp.	350,073	4,662,972
Antero Resources Corp.(a)	290,238	6,858,324
Chesapeake Energy Corp.	115,641	9,287,129
Chord Energy Corp.	42,690	6,921,757
Civitas Resources, Inc.	87,703	6,024,319
CNX Resources Corp.(a)	165,970	3,462,134
DT Midstream, Inc.	99,605	5,706,371
Equitrans Midstream Corp.	445,348	4,177,364
HF Sinclair Corp.	164,433	8,629,444
Matador Resources Co.	113,899	6,592,474
Murphy Oil Corp.	152,486	6,521,826
Ovintiv, Inc.	260,839	11,565,601
PBF Energy, Inc., Class A	113,068	5,020,219
Permian Resources Corp.	377,685	4,962,781
Range Resources Corp.	248,085	8,062,763
Southwestern Energy Co.(a)	1,132,192	7,461,145

Total		105,916,623

Total Energy		130,664,480

Financials 15.1%
Banks 5.3%
Associated Banc-Corp.	155,131	2,752,024
Bank OZK	108,160	4,527,578
Cadence Bank	187,716	4,702,286
Columbia Banking System, Inc.	214,390	4,808,768
Commerce Bancshares, Inc.	116,643	5,898,636
Cullen/Frost Bankers, Inc.	65,912	6,478,490
East West Bancorp, Inc.	145,431	9,150,519
First Financial Bankshares, Inc.	132,051	3,466,339
First Horizon Corp.	574,289	7,345,156
FNB Corp.	368,832	4,422,296
Glacier Bancorp, Inc.	113,968	3,832,744
Hancock Whitney Corp.	88,529	3,651,821
Home Bancshares, Inc.	193,656	4,295,290
International Bancshares Corp.	54,851	2,461,164
New York Community Bancorp, Inc.	742,631	6,988,158
Old National Bancorp	300,752	4,478,197
Pinnacle Financial Partners, Inc.	78,900	5,725,773
Prosperity Bancshares, Inc.	96,337	5,810,084

Common Stocks (continued)

Issuer	Shares	Value ($)
South State Corp.	78,126	5,785,230
Synovus Financial Corp.	150,245	4,626,044
Texas Capital Bancshares, Inc.(a)	49,340	2,707,779
UMB Financial Corp.	44,885	3,216,459
United Bankshares, Inc.	138,699	4,592,324
Valley National Bancorp	438,310	3,988,621
Webster Financial Corp.	178,089	7,987,292
Wintrust Financial Corp.	62,920	5,390,356

Total		129,089,428

Capital Markets 2.4%
Affiliated Managers Group, Inc.	36,025	4,883,189
Carlyle Group, Inc. (The)	221,997	7,610,057
Evercore, Inc., Class A	35,831	5,286,864
Federated Hermes, Inc., Class B	90,749	2,887,633
Interactive Brokers Group, Inc., Class A	109,956	8,558,975
Janus Henderson Group PLC	136,224	3,567,707
Jefferies Financial Group, Inc.	181,664	6,438,172
Morningstar, Inc.	26,745	7,578,463
SEI Investments Co.	103,398	6,066,361
Stifel Financial Corp.	107,363	6,551,290

Total		59,428,711

Consumer Finance 0.7%
Ally Financial, Inc.	279,030	8,153,256
FirstCash Holdings, Inc.	38,020	4,258,240
SLM Corp.	232,388	3,492,792

Total		15,904,288

Financial Services 1.4%
Essent Group Ltd.	109,973	5,316,095
Euronet Worldwide, Inc.(a)	48,492	4,229,472
MGIC Investment Corp.	290,197	5,104,565
Voya Financial, Inc.	108,731	7,775,354
Western Union Co. (The)	384,984	4,477,364
WEX, Inc.(a)	44,152	7,796,360

Total		34,699,210

4	Columbia Mid Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Insurance 4.7%
American Financial Group, Inc.	68,041	7,783,210
Brighthouse Financial, Inc.(a)	67,329	3,503,128
CNO Financial Group, Inc.	116,149	3,077,949
Erie Indemnity Co., Class A	25,638	7,579,618
Fidelity National Financial, Inc.	265,779	11,917,530
First American Financial Corp.	105,962	6,315,335
Hanover Insurance Group, Inc. (The)	36,751	4,568,149
Kemper Corp.	61,892	2,737,483
Kinsale Capital Group, Inc.	22,618	7,918,562
Old Republic International Corp.	272,103	7,975,339
Primerica, Inc.	36,765	7,702,635
Reinsurance Group of America, Inc.	68,059	11,097,701
RenaissanceRe Holdings Ltd.	52,610	11,277,480
RLI Corp.	41,244	5,592,687
Selective Insurance Group, Inc.	62,257	6,330,914
Unum Group	189,018	8,127,774

Total		113,505,494

Mortgage Real Estate Investment Trusts (REITS) 0.6%
Annaly Capital Management, Inc.	507,687	9,173,904
Starwood Property Trust, Inc.	305,428	6,068,855

Total		15,242,759

Total Financials		367,869,890

Health Care 7.7%
Biotechnology 1.6%
Arrowhead Pharmaceuticals, Inc.(a)	110,184	2,335,901
Exelixis, Inc.(a)	327,263	7,137,606
Halozyme Therapeutics, Inc.(a)	135,601	5,235,554
Neurocrine Biosciences, Inc.(a)	100,376	11,702,838
United Therapeutics Corp.(a)	48,242	11,578,080

Total		37,989,979

Health Care Equipment & Supplies 2.3%
Enovis Corp.(a)	51,016	2,523,251
Envista Holdings Corp.(a)	168,394	3,820,860
Globus Medical, Inc., Class A(a)	120,641	5,419,194
Haemonetics Corp.(a)	52,127	4,215,511
Inari Medical, Inc.(a)	52,467	3,131,755
Integra LifeSciences Holdings Corp.(a)	72,797	2,852,914

Common Stocks (continued)

Issuer	Shares	Value ($)
Lantheus Holdings, Inc.(a)	70,340	5,037,751
LivaNova PLC(a)	55,386	2,484,062
Masimo Corp.(a)	45,605	4,275,925
Neogen Corp.(a)	202,274	3,432,590
Penumbra, Inc.(a)	39,509	8,774,554
QuidelOrtho Corp.(a)	50,804	3,491,759
Shockwave Medical, Inc.(a)	37,775	6,593,626

Total		56,053,752

Health Care Providers & Services 2.1%
Acadia Healthcare Co., Inc.(a)	94,743	6,915,291
Amedisys, Inc.(a)	33,543	3,138,954
Chemed Corp.	15,498	8,787,366
Encompass Health Corp.	103,027	6,714,270
HealthEquity, Inc.(a)	87,856	5,888,109
Option Care Health, Inc.(a)	184,895	5,500,626
Patterson Companies, Inc.	87,471	2,222,638
Progyny, Inc.(a)	85,319	2,931,561
R1 RCM, Inc.(a)	202,404	2,141,434
Tenet Healthcare Corp.(a)	104,368	7,202,436

Total		51,442,685

Health Care Technology 0.1%
Doximity, Inc., Class A(a)	129,016	2,999,622

Life Sciences Tools & Services 1.1%
Azenta, Inc.(a)	61,832	3,485,470
Bruker Corp.	101,136	6,582,942
Medpace Holdings, Inc.(a)	23,876	6,463,711
Repligen Corp.(a)	53,300	8,381,425
Sotera Health Co.(a)	101,675	1,387,864

Total		26,301,412

Pharmaceuticals 0.5%
Jazz Pharmaceuticals PLC(a)	64,896	7,672,654
Perrigo Co. PLC	139,174	4,239,240

Total		11,911,894

Total Health Care		186,699,344

Columbia Mid Cap Index Fund | Third Quarter Report 2023	5

PORTFOLIO OF INVESTMENTS (continued)

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrials 21.3%
Aerospace & Defense 1.2%
BWX Technologies, Inc.	94,018	7,336,224
Curtiss-Wright Corp.	39,374	8,422,099
Hexcel Corp.	86,822	6,017,633
Woodward, Inc.	62,104	8,395,219

Total		30,171,175

Air Freight & Logistics 0.3%
GXO Logistics, Inc.(a)	122,254	6,878,010

Building Products 4.0%
Advanced Drainage Systems, Inc.	71,181	8,620,731
Builders FirstSource, Inc.(a)	128,525	17,236,488
Carlisle Companies, Inc.	51,312	14,388,398
Fortune Brands Innovations, Inc.	130,431	8,925,393
Lennox International, Inc.	32,854	13,360,408
Owens Corning	92,340	12,519,457
Simpson Manufacturing Co., Inc.	43,864	7,323,972
Trex Company, Inc.(a)	111,592	7,841,570
UFP Industries, Inc.	63,591	6,971,481

Total		97,187,898

Commercial Services & Supplies 1.4%
Brink’s Co. (The)	47,721	3,765,187
Clean Harbors, Inc.(a)	51,765	8,368,330
MSA Safety, Inc.	37,974	6,612,792
Stericycle, Inc.(a)	95,103	4,466,988
Tetra Tech, Inc.	54,731	8,655,708
Vestis Corp.(a)	134,166	2,456,579

Total		34,325,584

Construction & Engineering 1.7%
AECOM	142,597	12,671,169
EMCOR Group, Inc.	48,450	10,296,594
Fluor Corp.(a)	147,368	5,604,405
MasTec, Inc.(a)	62,131	3,767,624
MDU Resources Group, Inc.	209,319	4,006,366
Valmont Industries, Inc.	21,599	4,742,492

Total		41,088,650

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 1.4%
Acuity Brands, Inc.	32,062	5,747,434
EnerSys	42,185	3,732,529
nVent Electric PLC	170,400	9,073,800
Regal Rexnord Corp.	68,161	8,165,688
Sensata Technologies Holding	156,674	5,093,471
Sunrun, Inc.(a)	223,242	2,879,822

Total		34,692,744

Ground Transportation 2.0%
Avis Budget Group, Inc.(a)	20,308	3,713,318
Hertz Global Holdings, Inc.(a)	137,575	1,147,375
Knight-Swift Transportation Holdings, Inc.	165,794	8,916,401
Landstar System, Inc.	36,949	6,379,245
Ryder System, Inc.	46,797	5,013,831
Saia, Inc.(a)	27,275	10,647,887
Werner Enterprises, Inc.	65,158	2,606,972
XPO, Inc.(a)	119,202	10,284,748

Total		48,709,777

Machinery 4.7%
AGCO Corp.	63,884	7,252,751
Chart Industries, Inc.(a)	43,144	5,610,014
Crane Co.	50,187	5,303,762
Donaldson Co., Inc.	124,624	7,582,124
Esab Corp.	58,224	4,491,982
Flowserve Corp.	134,868	5,160,050
Graco, Inc.	173,708	14,032,132
ITT, Inc.	84,390	9,136,905
Lincoln Electric Holdings, Inc.	59,015	11,688,511
Middleby Corp. (The)(a)	55,098	6,955,021
Oshkosh Corp.	67,123	6,530,397
RBC Bearings, Inc.(a)	29,867	7,697,921
Terex Corp.	69,280	3,429,360
Timken Co. (The)	67,181	4,863,904
Toro Co. (The)	106,805	8,864,815
Watts Water Technologies, Inc., Class A	28,146	5,418,386

Total		114,018,035

Marine Transportation 0.2%
Kirby Corp.(a)	61,160	4,694,030

6	Columbia Mid Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 3.0%
ASGN, Inc.(a)	49,750	4,439,690
CACI International, Inc., Class A(a)	23,435	7,521,463
Concentrix Corp.	44,411	4,174,190
ExlService Holdings, Inc.(a)	170,345	4,832,688
Exponent, Inc.	52,268	4,022,545
FTI Consulting, Inc.(a)	34,978	7,711,250
Genpact Ltd.	171,466	5,822,985
Insperity, Inc.	37,246	4,236,733
KBR, Inc.	138,680	7,165,596
ManpowerGroup, Inc.	50,964	3,782,039
MAXIMUS, Inc.	62,480	5,216,455
Paylocity Holding Corp.(a)	44,260	6,934,214
Science Applications International Corp.	55,181	6,478,801

Total		72,338,649

Trading Companies & Distributors 1.4%
Core & Main, Inc., Class A(a)	124,937	4,376,543
GATX Corp.	36,388	3,966,292
MSC Industrial Direct Co., Inc., Class A	48,720	4,746,303
Watsco, Inc.	34,474	13,176,997
WESCO International, Inc.	45,432	7,080,577

Total		33,346,712

Total Industrials		517,451,264

Information Technology 9.9%
Communications Equipment 0.5%
Calix, Inc.(a)	60,672	2,341,332
Ciena Corp.(a)	153,670	7,045,770
Lumentum Holdings, Inc.(a)	70,617	3,022,408

Total		12,409,510

Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.(a)	57,216	6,783,529
Avnet, Inc.	93,949	4,393,055
Belden, Inc.	43,477	2,888,612
Cognex Corp.	177,100	6,676,670
Coherent Corp.(a)	133,763	4,921,141
Crane NXT Co.	49,624	2,553,651
IPG Photonics Corp.(a)	30,674	2,937,342
Jabil, Inc.(b)	134,532	15,514,230

Common Stocks (continued)

Issuer	Shares	Value ($)
Littelfuse, Inc.	25,586	5,956,421
Novanta, Inc.(a)	36,807	5,316,403
TD SYNNEX Corp.	53,319	5,259,386
Vishay Intertechnology, Inc.	130,489	2,900,771
Vontier Corp.	159,055	5,364,925

Total		71,466,136

IT Services 0.8%
GoDaddy, Inc., Class A(a)	150,908	15,099,855
Kyndryl Holdings, Inc.(a)	235,278	4,242,062

Total		19,341,917

Semiconductors & Semiconductor Equipment 2.4%
Allegro MicroSystems, Inc.(a)	73,165	1,991,551
Amkor Technology, Inc.	106,086	2,988,443
Cirrus Logic, Inc.(a)	56,236	4,268,875
Lattice Semiconductor Corp.(a)	141,682	8,295,481
MACOM Technology Solutions Holdings, Inc.(a)	55,456	4,657,195
MKS Instruments, Inc.	64,605	5,333,143
Onto Innovation, Inc.(a)	50,435	7,111,839
Power Integrations, Inc.	58,995	4,507,808
Silicon Laboratories, Inc.(a)	32,753	3,451,184
Synaptics, Inc.(a),(b)	40,627	4,113,077
Universal Display Corp.	44,774	7,575,761
Wolfspeed, Inc.(a)	127,947	4,716,126

Total		59,010,483

Software 2.7%
Aspen Technology, Inc.(a)	29,156	5,488,909
Blackbaud, Inc.(a)	44,286	3,332,079
CommVault Systems, Inc.(a)	45,099	3,318,384
Dolby Laboratories, Inc., Class A	61,217	5,272,620
Dropbox, Inc., Class A(a)	265,069	7,469,644
Dynatrace, Inc.(a)	244,193	13,076,535
Manhattan Associates, Inc.(a)	63,389	14,138,916
NCR Voyix Corp.(a)	137,589	2,157,396
Qualys, Inc.(a)	37,736	6,975,122
Teradata Corp.(a)	102,687	4,851,961

Total		66,081,566

Columbia Mid Cap Index Fund | Third Quarter Report 2023	7

PORTFOLIO OF INVESTMENTS (continued)

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.5%
Super Micro Computer, Inc.(a)	46,939	12,836,408

Total Information Technology		241,146,020

Materials 6.9%
Chemicals 2.2%
Ashland, Inc.	52,671	4,209,466
Avient Corp.	93,622	3,215,916
Axalta Coating Systems Ltd.(a)	227,887	7,171,604
Cabot Corp.	57,498	4,364,098
Chemours Co. LLC (The)	152,208	4,175,065
NewMarket Corp.	7,097	3,765,030
Olin Corp.	129,336	6,096,899
RPM International, Inc.	132,652	13,653,870
Scotts Miracle-Gro Co. (The), Class A	42,715	2,377,517
Westlake Corp.	32,812	4,212,733

Total		53,242,198

Construction Materials 0.4%
Eagle Materials, Inc.	36,421	6,594,022
Knife River Corp.(a)	58,144	3,470,034

Total		10,064,056

Containers & Packaging 1.9%
AptarGroup, Inc.	67,468	8,561,015
Berry Global Group, Inc.	121,395	8,026,637
Crown Holdings, Inc.	124,015	10,666,530
Graphic Packaging Holding Co.	315,782	7,158,778
Greif, Inc., Class A	26,184	1,830,262
Silgan Holdings, Inc.	85,890	3,583,331
Sonoco Products Co.	100,689	5,554,005

Total		45,380,558

Metals & Mining 2.2%
Alcoa Corp.	183,429	4,926,903
Cleveland-Cliffs, Inc.(a)	522,874	8,972,518
Commercial Metals Co.	120,044	5,441,594
MP Materials Corp.(a)	147,910	2,347,332
Reliance Steel & Aluminum Co.	60,191	16,568,175
Royal Gold, Inc.	67,522	8,224,180
United States Steel Corp.	229,184	8,227,705

Total		54,708,407

Common Stocks (continued)

Issuer	Shares	Value ($)
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	65,966	4,023,266

Total Materials		167,418,485

Real Estate 7.9%
Diversified REITs 0.6%
WP Carey, Inc.	219,894	13,686,203

Health Care REITs 1.0%
Healthcare Realty Trust, Inc.	391,483	5,977,945
Medical Properties Trust, Inc.	615,095	2,983,211
Omega Healthcare Investors, Inc.	251,704	7,991,602
Physicians Realty Trust	245,107	2,862,850
Sabra Health Care REIT, Inc.	237,670	3,469,982

Total		23,285,590

Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc.	221,752	3,288,582

Industrial REITs 1.3%
EastGroup Properties, Inc.	46,666	8,108,218
First Industrial Realty Trust, Inc.	135,944	6,396,165
Rexford Industrial Realty, Inc.	212,201	10,444,533
STAG Industrial, Inc.	184,676	6,620,635

Total		31,569,551

Office REITs 0.5%
COPT Defense Properties	115,675	2,799,335
Cousins Properties, Inc.	156,008	3,201,284
Kilroy Realty Corp.	109,607	3,614,839
Vornado Realty Trust	164,522	3,872,848

Total		13,488,306

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.(a)	49,012	7,622,346

Residential REITs 0.9%
Apartment Income REIT Corp.	153,387	4,773,404
Equity LifeStyle Properties, Inc.	191,473	13,613,730
Independence Realty Trust, Inc.	230,676	3,141,807

Total		21,528,941

8	Columbia Mid Cap Index Fund | Third Quarter Report 2023

PORTFOLIO OF INVESTMENTS (continued)

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Retail REITs 1.3%
Agree Realty Corp.	98,955	5,859,126
Brixmor Property Group, Inc.	308,979	6,649,228
Kite Realty Group Trust	225,493	4,762,412
NNN REIT, Inc.	187,500	7,616,250
Spirit Realty Capital, Inc.	145,274	5,999,816

Total		30,886,832

Specialized REITs 1.9%
CubeSmart	231,081	9,187,780
EPR Properties	77,425	3,454,703
Gaming and Leisure Properties, Inc.	269,967	12,615,558
Lamar Advertising Co., Class A	89,982	9,114,277
National Storage Affiliates Trust	85,307	2,831,339
PotlatchDeltic Corp.	82,140	3,765,298
Rayonier, Inc.	140,213	4,301,735

Total		45,270,690

Total Real Estate		190,627,041

Utilities 3.3%
Electric Utilities 0.9%
Allete, Inc.	58,999	3,273,265
IDACORP, Inc.	52,027	5,020,605
OGE Energy Corp.	205,875	7,215,919
PNM Resources, Inc.	88,230	3,667,721
Portland General Electric Co.	103,915	4,266,750

Total		23,444,260

Gas Utilities 1.0%
National Fuel Gas Co.	94,381	4,793,611
New Jersey Resources Corp.	100,284	4,231,985
ONE Gas, Inc.	56,996	3,284,679
Southwest Gas Holdings, Inc.	61,716	3,648,033

Common Stocks (continued)

Issuer	Shares	Value ($)
Spire, Inc.	54,071	3,298,871
UGI Corp.	215,323	4,734,953

Total		23,992,132

Independent Power and Renewable Electricity Producers 0.7%
Ormat Technologies, Inc.	55,128	3,711,217
Vistra Corp.	355,155	12,576,039

Total		16,287,256

Multi-Utilities 0.3%
Black Hills Corp.	68,983	3,558,833
Northwestern Energy Group, Inc.	61,717	3,104,982

Total		6,663,815

Water Utilities 0.4%
Essential Utilities, Inc.	250,135	8,907,307

Total Utilities		79,294,770

Total Common Stocks (Cost $1,650,283,676)		2,399,797,785

Money Market Funds 0.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.605%(c),(d)	12,295,341	12,292,882

Total Money Market Funds (Cost $12,289,495)		12,292,882

Total Investments in Securities (Cost: $1,662,573,171)		2,412,090,667

Other Assets & Liabilities, Net		16,057,789

Net Assets		2,428,148,456

At November 30, 2023, securities and/or cash totaling $3,849,168 were pledged as collateral.

Investments in derivatives

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P Mid 400 Index E-mini	151	12/2023	USD	38,770,760	1,134,977	—

Columbia Mid Cap Index Fund | Third Quarter Report 2023	9

PORTFOLIO OF INVESTMENTS (continued)

Columbia Mid Cap Index Fund, November 30, 2023 (Unaudited)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2023.
(d)

As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.605%	12,750,837	197,617,888	(198,079,222)	3,379	12,292,882	3,537	1,097,466	12,295,341

Currency Legend

USD	US Dollar

Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

10	Columbia Mid Cap Index Fund | Third Quarter Report 2023

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.

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